CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Comprehensive Income, Net of Tax, Portion Attributable to Parent
Other comprehensive income tax	$ 0	$ 0	$ 0